Intrepid Small Cap Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Value
Capital Goods - 11.1%
Acuity Brands, Inc.	5,856	$1,199,484
Armstrong World Industries, Inc.	12,220	1,201,470
Helios Technologies, Inc.	17,250	782,288
Park Aerospace Corp.	140,745	2,068,952
		5,252,194

Commercial & Professional Services - 13.7%
Conduent, Inc.(a)	391,528	1,429,077
Franklin Covey Co.(a)	54,928	2,391,016
WNS Holdings Ltd. - ADR(a)	41,855	2,645,236
		6,465,329

Consumer Discretionary Distribution & Retail - 5.2%
Valvoline, Inc.(a)	65,179	2,449,427

Consumer Durables & Apparel - 9.8%
Carter's, Inc.	20,266	1,517,721
LGI Homes, Inc.(a)	8,095	1,077,930
Skechers U.S.A., Inc. - Class A(a)	32,493	2,025,613
		4,621,264

Consumer Staples Distribution & Retail - 2.6%
BJ's Wholesale Club Holdings, Inc.(a)	18,101	1,206,613

Energy - 3.3%
Civitas Resources, Inc.	22,812	1,559,884

Financial Services - 11.0%
Cboe Global Markets, Inc.	4,363	779,057
Jefferies Financial Group, Inc.	45,733	1,848,071
Pagseguro Digital Ltd. - Class A(a)	201,398	2,511,433
		5,138,561

Food, Beverage & Tobacco - 6.9%
Becle SAB de CV	1,071,395	2,097,867
Vector Group Ltd.	100,635	1,135,163
		3,233,030

Media & Entertainment - 4.0%
IAC, Inc.(a)	36,339	1,903,437

Real Estate Management & Development - 6.2%
FRP Holdings, Inc.(a)	46,581	2,929,013

Software & Services - 8.5%
Dropbox, Inc. - Class A(a)	92,562	2,728,728
Keywords Studios PLC	60,764	1,287,265
		4,015,993

Technology Hardware & Equipment - 3.4%
Fabrinet(a)	8,470	1,612,095
TOTAL COMMON STOCKS (Cost $31,197,515)		40,386,840

EXCHANGE TRADED FUNDS - 4.6%	Shares	Value
Financial Services - 4.6%
iShares Gold Trust(a)	55,158	2,152,817
TOTAL EXCHANGE TRADED FUNDS (Cost $1,411,681)		2,152,817

REAL ESTATE INVESTMENT TRUSTS - 4.2%	Shares	Value
Financial Services - 4.2%
Chicago Atlantic Real Estate Finance, Inc.	122,479	1,981,710
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,856,782)		1,981,710

SHORT-TERM INVESTMENTS - 5.2%
Money Market Funds - 5.2%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(b)	2,474,813	2,474,813
TOTAL SHORT-TERM INVESTMENTS (Cost $2,474,813)		2,474,813

TOTAL INVESTMENTS - 99.7% (Cost $36,940,791)		$46,996,180
Other Assets in Excess of Liabilities - 0.3%		156,817
TOTAL NET ASSETS - 100.0%		$47,152,997

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of December 31, 2023.

Intrepid Small Cap Fund
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,386,840	$–	$–	$40,386,840
Exchange Traded Funds	2,152,817	–	–	2,152,817
Real Estate Investment Trusts	1,981,710	–	–	1,981,710
Money Market Funds	2,474,813	–	–	2,474,813
Total Investments	$46,996,180	$–	$–	$46,996,180

Refer to the Schedule of Investments for industry classifications.